Consolidated Statements of Cash Flows $ in Thousands	6 Months Ended
	Jun. 30, 2018 USD ($)	Jun. 30, 2017 USD ($)
Cash flows from operating activities
Net loss	$ (876)	$ (1,926)
Items not affecting cash:
Depreciation	12	7
Stock-based compensation	23	235
Loss from equity investee	75	103
Interest expense	151	142
Gain on sale of asset	(370)	0
Unrealized loss on held-for-trading investments	69	0
Unrealized foreign exchange losses (gains)	161	(804)
Other	0	11
Cash flows used in operating activities before change in non-cash operating working capital	(755)	(2,232)
Change in non-cash operating working capital:
Decrease (increase) in receivables and prepaid expenses	50	(442)
(Decrease) increase in accounts payable and accruals	(37)	252
Increase in other assets	0	(10)
Discontinued operations	0	475
Net Cash Used In Operating Activities	(742)	(1,957)
Cash flows from investing activities
Purchase of equipment	(3)	(94)
Net cash outflow on sale of asset	(103)	0
Cash paid in connection with the Arrangement	0	(8,843)
Net Cash Used In Investing Activities	(106)	(8,937)
Cash flows from financing activities
Proceeds from issuance of capital stock – private placement	0	5,038
Proceeds from issuance of capital stock – stock options	130	39
Net Cash Provided By Financing Activities	130	5,077
Decrease in cash and cash equivalents	(718)	(5,817)
Cash and cash equivalents - beginning of period	7,068	13,391
Effect of exchange rate changes on cash	(124)	192
Cash and cash equivalents - end of period	$ 6,226	$ 7,766